Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2023	€ 26,879	€ 2,056,110	€ (1,565,981)	€ (67)	€ 516,941
Net profit / (loss)			(70,553)		(70,553)
Other comprehensive income (loss)				(56)	(56)
Total comprehensive income (loss)			(70,553)	(56)	(70,609)
Share-based payment expense		487			487
Settlement of share-based payment awards	38	56			95
Balance at the end at Mar. 31, 2024	26,917	2,056,654	(1,636,534)	(123)	446,913
Balance at the beginning at Dec. 31, 2024	26,921	2,073,444	(1,403,796)	39	696,608
Net profit / (loss)			(52,084)		(52,084)
Other comprehensive income (loss)				(113)	(113)
Total comprehensive income (loss)			(52,084)	(113)	(52,197)
Share-based payment expense		1,156			1,156
Realized tax benefits on transaction costs of prior years		1,122			1,122
Settlement of share-based payment awards	99	(99)
Balance at the end at Mar. 31, 2025	€ 27,019	€ 2,075,624	€ (1,455,880)	€ (74)	€ 646,689